                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                           811-10541

Exact name of registrant as specified in charter:             Oppenheimer Tremont Opportunity Fund LLC

Address of principal executive offices:                       Two World Financial Center
                                                              225 Liberty Street
                                                              New York, NY 10281-1008

Name and address of agent for service:                        Two World Financial Center
                                                              225 Liberty Street
                                                              New York, NY 10281-1008

Registrant's telephone number, including area code:           1-800-858-9826

Date of fiscal year end:                                      3/31

Date of reporting period:                                     07/01/2005-06/30/2006

Item 1.           Proxy Voting Record - The Fund held no voting securities during the period covered by this report.  No records are attached.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer Tremont Opportunity Fund LLC

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 17, 2006

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact